As filed with the Securities and Exchange Commission on April, 27, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments.

Stephens Small Cap Growth Fund Schedule of Investments February 28, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 0.6%
9,950	Essex Corp. *	$223,875
Air Freight & Logistics - 1.7%
10,545	Forward Air Corp.	374,137
3,265	UTI Worldwide, Inc. ^	341,617
		715,754
Biotechnology - 1.7%
9,655	Gen-Probe, Inc. *	482,364
3,415	Neurocrine Biosciences, Inc. *	224,058
		706,422
Capital Markets - 3.8%
4,010	Affiliated Managers Group, Inc. *	394,704
7,575	Jefferies Group, Inc.	432,078
7,870	optionsXpress Holdings, Inc.	242,239
7,575	Stifel Financial Corp. *	290,350
9,950	Thomas Weisel Partners Group, Inc. *	212,632
		1,572,003
Chemicals - 0.5%
7,575	Symyx Technologies, Inc. *	219,675
Commercial Banks - 2.1%
10,245	Pinnacle Financial Partners, Inc. *	271,083
5,345	SVB Financial Group *	272,542
8,465	Virginia Commerce Bancorp, Inc. *	307,280
		850,905
Commercial Services & Supplies - 5.8%
8,615	Administaff, Inc.	408,782
5,345	The Corporate Executive Board Co.	534,500
10,695	CoStar Group, Inc. *	551,969
7,575	CRA International, Inc. *	354,131
13,960	Labor Ready, Inc. *	342,997
7,425	McGrath Rentcorp	204,336
		2,396,715
Communications Equipment - 2.2%
7,130	Avocent Corp. *	238,213
10,395	SafeNet, Inc. *	259,043
11,285	SiRF Technology Holdings, Inc. *	422,398
		919,654
Computers & Peripherals - 2.5%
13,070	Applied Films Corp. *	251,075
7,575	Avid Technology, Inc. *	354,813
13,665	Intermec, Inc. *	419,242
		1,025,130
Construction & Engineering - 0.7%
9,060	The Shaw Group, Inc. *	302,151
Electrical Equipment - 1.2%
4,605	Energy Conversion Devices, Inc. *	215,744
17,230	Evergreen Solar, Inc. *	268,616
		484,360
Electronic Equipment & Instruments - 3.1%
14,110	FLIR Systems, Inc. *	364,602
13,515	National Instruments Corp.	438,562
11,880	Trimble Navigation Ltd. *	486,011

		1,289,175
Energy Equipment & Services - 5.1%
3,120	Atwood Oceanics, Inc. *	281,362
5,050	Hydril *	340,067
5,345	Oceaneering International, Inc. *	294,723
12,920	Oil States International, Inc. *	446,128
10,695	Tetra Technologies, Inc. *	402,132
7,870	Universal Compression Holdings, Inc. *	344,312
		2,108,724
Fire, Marine, And Casualty Insurance - 0.9%
19,810	Tower Group, Inc.	358,363
Food & Staples Retailing - 1.7%
16,040	Allion Healthcare, Inc. *	265,462
13,220	United Natural Foods, Inc. *	439,697
		705,159
Health Care Equipment & Supplies - 9.6%
13,960	Adeza Biomedical Corp. *	309,912
16,635	American Medical Systems Holdings, Inc. *	360,480
6,980	Cytyc Corp. *	201,233
9,060	Hologic, Inc. *	433,340
19,160	I-Flow Corp. *	263,067
7,425	Kyphon, Inc. *	265,147
11,735	LifeCell Corp. *	258,874
8,315	Neurometrix, Inc. *	298,675
17,525	NuVasive, Inc. *	324,037
16,930	PerkinElmer, Inc.	402,765
6,830	Schick Technologies, Inc. *	296,354
4,605	Varian, Inc. *	183,739
9,060	Ventana Medical Systems, Inc. *	328,606
		3,926,229
Health Care Providers & Services - 6.5%
8,170	The Advisory Board Co. *	440,935
8,020	Eclipsys Corp. *	206,274
8,315	Healthways, Inc. *	362,118
9,355	Merge Technologies, Inc. *	180,832
18,715	Psychiatric Solutions, Inc. *	618,157
6,535	United Surgical Partners International, Inc. *	229,705
11,585	VCA Antech, Inc. *	323,801
9,060	Vital Images, Inc. *	300,792
		2,662,614
Hotels Restaurants & Leisure - 7.1%
14,255	BJ's Restaurants, Inc. *	361,934
8,315	Gaylord Entertainment Co. *	371,265
4,900	Kerzner International Ltd. *^	329,721
9,355	P.F. Chang's China Bistro, Inc. *	452,220
5,645	Panera Bread Co. Class A *	400,005
13,515	Pinnacle Entertainment, Inc. *	379,096
9,060	Shuffle Master, Inc. *	236,738
12,475	Sonic Corp. *	394,335
		2,925,314
Industrial Conglomerates - 0.7%
7,575	Raven Industries, Inc.	267,246
Insurance - 0.8%
6,535	The Navigators Group, Inc. *	306,491
Internet Software & Services - 5.7%
9,800	aQuantive, Inc. *	260,582
21,830	CNET Networks, Inc. *	302,127
47,080	CyberSource Corp. *	393,589

28,515	Digitas, Inc. *	402,917
13,665	Openwave Systems, Inc. *	271,250
23,910	Vocus, Inc. *	331,632
5,940	Websense, Inc. *	367,151
		2,329,248
IT Services - 4.1%
18,715	Euronet Worldwide, Inc. *	656,148
4,010	Global Payments, Inc.	208,761
36,235	Lightbridge, Inc. *	355,465
13,485	SRA International, Inc. Class A *	465,502
		1,685,876
Leisure Equipment & Products - 0.9%
8,615	SCP Pool Corp.	374,494
Oil, Gas & Consumable Fuels - 1.9%
29,765	Gasco Energy, Inc. *	169,958
7,130	Penn Virginia Corp.	440,991
5,940	World Fuel Services Corp.	179,982
		790,931
Pharmaceuticals - 1.1%
12,325	MGI Pharma, Inc. *	217,290
14,110	Salix Pharmaceuticals Ltd. *	222,373
		439,663
Prepackaged Software - 0.7%
16,040	Blackbaud, Inc.	293,532
Road & Rail - 0.9%
19,157	Knight Transportation, Inc.	379,117
Roofing, Siding, And Insulation Materials - 1.2%
12,285	Beacon Roofing Supply, Inc. *	482,309
Semiconductor & Semiconductor Equipment - 6.3%
37,425	ARM Holdings PLC ADR	269,460
9,655	Cymer, Inc. *	434,282
19,605	Microsemi Corp. *	602,854
12,920	Power Integrations, Inc. *	320,803
20,940	Trident Microsystems, Inc. *	585,064
7,870	Varian Semiconductor Equipment Associates, Inc. *	371,149
		2,583,612
Software - 7.0%
15,445	EPIQ Systems, Inc. *	339,327
9,210	MICROS Systems, Inc. *	398,701
4,750	Quality Systems, Inc.	328,795
11,285	Red Hat, Inc. *	303,228
8,615	Salesforce.com, Inc. *	300,233
6,535	SPSS, Inc. *	213,302
9,865	The9 Ltd. ADR *	206,474
14,555	Ultimate Software Group, Inc. *	340,587
23,020	VASCO Data Security International, Inc. *	229,970
14,110	Wind River Systems, Inc. *	218,282
		2,878,899
Specialty Retail - 6.4%
16,635	Aaron Rents, Inc.	435,837
11,140	GameStop Corp. Class A *	445,934
7,725	Guess?, Inc. *	279,568
35,200	Restoration Hardware, Inc. *	189,376
12,625	Too, Inc. *	384,179
6,535	Tractor Supply Co. *	412,881
8,760	Zumiez, Inc. *	465,419
		2,613,194
Surgical And Medical Instruments And Apparatus - 0.6%

9,210	Foxhollow Technologies, Inc. *	244,618
Textiles, Apparel & Luxury Goods - 1.3%
4,470	Carter's, Inc. *	286,035
9,950	The Warnaco Group, Inc. *	230,940
		516,975
Trading Companies & Distributors - 1.0%
9,060	MSC Industrial Direct Co., Inc. Class A	429,172
TOTAL COMMON STOCKS (Cost $37,910,551)		$40,007,599

INVESTMENT COMPANIES - 0.7%
3,265	iShares Nasdaq Biotechnology Index Fund *	274,619
TOTAL INVESTMENT COMPANIES (Cost $255,803)		$274,619

SHORT-TERM INVESTMENTS - 4.4%
MONEY MARKET FUNDS - 4.4%
879,087	AIM Liquid Assets Portfolio Institutional Class	879,087
930,220	AIM STIT-STIC Prime Portfolio	930,220
TOTAL SHORT-TERM INVESTMENTS (Cost $1,809,307)		$1,809,307

TOTAL INVESTMENTS (Cost $39,975,661) - 102.5%		$42,091,525
Liabilities in Excess of Other Assets - (2.5)%		(1,027,078)
TOTAL NET ASSETS - 100.0%		$41,064,447

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
*	Non-income producing security.
^	Foreign security that trades on U.S. exchange.

The cost basis of investments for federal income tax purposes at February 28, 2006 were as follows**:

	Cost of investments	$ 39,975,661
	Gross unrealized appreciation	3,146,287
	Gross unrealized depreciation	(1,030,423)
	Net unrealized appreciation	2,115,864

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
This is the first year of operations.

Stephens Mid Cap Growth Fund Schedule of Investments February 28, 2006 (Unaudited)
Shares		Value
COMMON STOCKS - 93.4%
Aerospace & Defense - 1.0%
1,020	Precision Castparts Corp.	$54,101
Air Freight & Logistics - 2.2%
700	Expeditors International of Washington, Inc.	54,453
600	UTI Worldwide, Inc. ^	62,778
		117,231
Beverages - 0.9%
1,885	Constellation Brands, Inc. Class A *	49,651
Biotechnology - 2.5%
345	Cephalon, Inc. *	27,421
1,525	Gen-Probe, Inc. *	76,189
395	Neurocrine Biosciences, Inc. *	25,916
		129,526
Capital Markets - 3.3%
815	Affiliated Managers Group, Inc. *	80,220
1,365	Jefferies Group, Inc.	77,860
665	Thomas Weisel Partners Group, Inc. *	14,211
		172,291
Chemicals - 0.9%
1,320	Airgas, Inc.	48,035
Commercial Banks - 1.0%
630	Zions Bancorporation	51,988
Commercial Services & Supplies - 3.7%
910	The Corporate Executive Board Co.	91,000
1,165	Monster Worldwide, Inc. *	57,038
1,365	Robert Half International, Inc.	49,031
		197,069
Communications Equipment - 1.9%
1,830	Comverse Technology, Inc. *	52,631
1,055	Harris Corp.	48,192
		100,823
Computers & Peripherals - 1.5%
750	Avid Technology, Inc. *	35,130
1,470	Intermec, Inc. *	45,100
		80,230
Electronic Equipment & Instruments - 2.2%
1,940	National Instruments Corp.	62,953
1,265	Trimble Navigation Ltd. *	51,751
		114,704
Energy Equipment & Services - 4.2%
1,210	Cal Dive International, Inc. *	42,604
1,020	ENSCO International, Inc.	45,584
1,020	FMC Technologies, Inc. *	47,858
660	National-Oilwell Varco, Inc. *	40,181
1,265	Tetra Technologies, Inc. *	47,564
		223,791
Food & Staples Retailing - 0.9%
700	Whole Foods Market, Inc.	44,716

Health Care Equipment & Supplies - 7.2%
1,675	American Medical Systems Holdings, Inc. *	36,297
1,675	Cytyc Corp. *	48,290
1,020	Hologic, Inc. *	48,787

325	Intuitive Surgical, Inc. *	29,315
1,320	Kyphon, Inc. *	47,137
700	Millipore Corp. *	48,531
2,235	PerkinElmer, Inc.	53,171
1,630	ResMed, Inc. *	66,162
		377,690
Health Care Providers & Services - 8.5%
1,725	Cerner Corp. *	71,812
1,360	Community Health Systems, Inc. *	51,571
1,365	Covance, Inc. *	77,054
970	DaVita, Inc. *	56,638
860	Healthways, Inc. *	37,453
1,100	Henry Schein, Inc. *	51,315
1,570	Psychiatric Solutions, Inc. *	51,857
1,830	VCA Antech, Inc. *	51,149
		448,849
Hotels Restaurants & Leisure - 6.2%
1,140	Gaylord Entertainment Co. *	50,901
1,020	P.F. Chang's China Bistro, Inc. *	49,307
750	Panera Bread Co. Class A *	53,145
1,780	Pinnacle Entertainment, Inc. *	49,929
2,390	Scientific Games Corp. Class A *	73,086
750	Station Casinos, Inc.	51,337
		327,705
Household Durables - 0.9%
445	Harman International Industries, Inc.	49,106
Insurance - 1.5%
2,495	HCC Insurance Holdings, Inc.	80,314
Internet & Catalog Retail - 1.1%
2,495	Coldwater Creek, Inc. *	56,063
IT Services - 6.9%
1,020	CheckFree Corp. *	50,449
970	Cognizant Technology Solutions Corp. *	55,882
1,990	Euronet Worldwide, Inc. *	69,769
1,265	Global Payments, Inc.	65,856
1,830	Iron Mountain, Inc. *	79,971
1,210	SRA International, Inc. Class A *	41,769
		363,696
Leisure Equipment & Products - 1.0%
1,265	SCP Pool Corp.	54,990
Machinery - 1.0%
970	Joy Global, Inc.	50,013
Media - 1.5%
600	Getty Images, Inc. *	48,618
1,470	XM Satellite Radio Holdings, Inc. Class A *	32,472
		81,090
Oil & Gas - 1.3%
445	Arch Coal, Inc.	32,534
970	Newfield Exploration Co. *	37,490
		70,024
Oil, Gas & Consumable Fuels - 0.7%
1,165	Southwestern Energy Co. *	37,385
Pharmaceuticals - 1.0%
1,525	MGI Pharma, Inc. *	26,886
520	Shire PLC ADR	24,741
		51,627
Road & Rail - 1.0%
2,145	JB Hunt Transport Services, Inc.	50,751

Security Brokers, Dealers, And Flotation Companies - 0.8%
1,320	OptionsXpress Holdings, Inc.	40,630
Semiconductor & Semiconductor Equipment - 8.4%
9,015	ARM Holdings PLC ADR	64,908
2,235	ASML Holding NV ADR *	46,220
2,190	Intersil Corp. Class A	62,065
1,055	Lam Research Corp. *	45,470
1,725	Linear Technology Corp.	63,584
1,780	MEMC Electronic Materials, Inc. *	59,612
1,365	Microchip Technology, Inc.	48,048
1,675	Microsemi Corp. *	51,506
		441,413
Software - 6.9%
3,580	Activision, Inc. *	44,750
1,265	Autodesk, Inc.	47,627
2,900	Cadence Design Systems, Inc. *	51,475
1,320	Cognos, Inc. *^	50,490
1,415	NAVTEQ Corp. *	65,529
2,190	Red Hat, Inc. *	58,845
1,265	Salesforce.com, Inc. *	44,085
		362,801
Specialty Retail - 7.2%
750	Abercrombie & Fitch Co. Class A	50,490
1,365	Bed Bath & Beyond, Inc. *	49,195
1,885	GameStop Corp. Class A *	75,456
750	Tractor Supply Co. *	47,385
2,805	Urban Outfitters, Inc. *	78,820
1,940	Williams-Sonoma, Inc. *	78,551
		379,897
Textiles, Apparel & Luxury Goods - 0.9%
860	Polo Ralph Lauren Corp.	49,846
Trading Companies & Distributors - 2.2%
1,365	Fastenal Co.	59,937
1,165	MSC Industrial Direct Co., Inc. Class A	55,186
		115,123
Wireless Telecommunication Services - 1.0%
1,020	NII Holdings, Inc. *	52,244
TOTAL COMMON STOCKS (Cost $4,939,343)		$4,925,413

SHORT-TERM INVESTMENTS - 3.9%
MONEY MARKET FUNDS - 3.9%
133,670	AIM Liquid Assets Portfolio Institutional Class	133,670
70,774	AIM STIT-STIC Prime Portfolio	70,774
TOTAL SHORT-TERM INVESTMENTS (Cost $204,444)		$204,444

TOTAL INVESTMENTS (Cost $5,143,787) - 97.3%		$5,129,857
Other Assets in Excess of Liabilities - 2.7%		140,570
TOTAL NET ASSETS - 100.0%		$5,270,427

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
*	Non-income producing security.
^	Foreign security that trades on U.S. exchange.

The cost basis of investments for federal income tax purposes at February 28, 2006 were as follows**:

Cost of investments	$ 5,143,787
Gross unrealized appreciation	129,521
Gross unrealized depreciation	(143,451)
Net unrealized appreciation	(13,930)

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
This is the first year of operations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibts.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)                /s/ Robert M. Slotky
Robert M. Slotky, President

Date        April 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Robert M. Slotky
Robert M. Slotky, President

Date        April 27, 2006

By (Signature and Title)*              /s/ Eric W. Falkeis
                                                                                Eric W. Falkeis, Treasurer

Date        April 27, 2006

* Print the name and title of each signing officer under his or her signature.